Leases (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Lease liabilities, beginning balance	$ 2,891,442	$ 2,708,723
Additions	470,859	404,650
Modifications	114,551	114,759
Disposals	(59,780)	(4,378)
Accretion of interest	231,661	194,416
Foreign exchange effect	(3,802)	2,346
Paymemt	(583,395)	(529,074)	$ (449,004)
Lease liabilities, ending balance	3,061,536	2,891,442	$ 2,708,723
Current	391,158	372,697
Non current	$ 2,670,378	$ 2,518,745